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1933 Act Rule 485(a)(1)

1933 Act File No. 002-73948

1940 Act File No. 811-03258

February 25, 2010

FILED VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	DFA Investment Dimensions Group Inc. File Nos. 002-73948 and 811-03258

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 117/118 (the “Amendment”) to the Registration Statement of DFA Investment Dimensions Group Inc. (the “Registrant”). The Registrant notes that the Amendment is being submitted as a follow-up to Post-Effective Amendment Nos. 115/116 and Post-Effective Amendment Nos. 116/117 (the “Prior Amendments”), which were filed with the Securities and Exchange Commission (the “SEC”) on December 14, 2009 and December 22, 2009, respectively.

The SEC staff reviewed the prospectuses and statements of additional information contained in the Amendment in connection with the Prior Amendments. The SEC staff conveyed comments on the Prior Amendments and the Registrant’s responses to the comments were filed as correspondence via the EDGAR system on February 22, 2010, February 24, 2010 and February 25, 2010.

The Registrant is requesting pursuant to Rule 461 under the 1933 Act, in separate correspondence directed to Mr. Frank Dalton filed via the EDGAR system, that the effectiveness of the Amendment be accelerated to Friday, February 26, 2010.

The Amendment has been marked to indicate all changes made since the Prior Amendments.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Sincerely,

/s/ Jana L. Cresswell

Jana L. Cresswell